STOCK-BASED COMPENSATION PLANS	9 Months Ended
Sep. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
STOCK-BASED COMPENSATION PLANS

19. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans that include net settlement rights (“NSRs”), performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units.
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2026	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	9,140	2,820
Performance Share Units	7,596	—
Restricted Share Units	10,777	—
Deferred Share Units	2,052	2,052
The weighted average exercise price of NSRs outstanding as at September 30, 2026, was $23.15.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2026	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	2,709	4,339
Performance Share Units	2,409	2,160
Restricted Share Units	2,602	3,409
Deferred Share Units	372	188

	Weighted Average Exercise Price	Units Exercised
For the nine months ended September 30, 2026	($/unit)	(thousands)
Stock Options With Associated Net Settlement Rights Exercised for Net Cash Payment	18.86	4,082
Stock Options With Associated Net Settlement Rights Exercised and Net Settled for Common Shares (1)	11.59	257
(1)NSRs were net settled for 257 thousand common shares.
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Stock Options With Associated Net Settlement Rights	4	2	12	8
Cenovus Replacement Stock Options	—	—	—	(1)
Performance Share Units	122	24	263	39
Restricted Share Units	85	40	216	61
Deferred Share Units	19	11	49	10
Stock-Based Compensation Expense (Recovery)	230	77	540	117
PSUs and RSUs granted under the Performance Share Unit Plan and Restricted Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.